Prepaid Expenses and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid Expenses and other current assets

4. Prepaid Expenses and other current assets

There were no prepaid expenses for year-ended December 31, 2023. Prepaid expenses at December 31, 2022 of $104,000 including research and development costs to GRDG, a related party approximating $43,000.